Other assets and liabilities	3 Months Ended
Jun. 30, 2018
Other Assets And Other Liabilities [Line Items]
Disclosure of other assets and other liabilities [textblock]

Note 12 Other assets and liabilities

a) Other financial assets measured at amortized cost

CHF million	30.6.18	31.3.18	31.12.17
Prime brokerage receivables[1]			19,080
Debt securities	12,241	10,610	9,166
of which: government bills / bonds	9,787	7,775	6,465
Loans to financial advisors[2]	3,394	3,326	3,118
Fee- and commission-related receivables	1,751	1,679	1,780
Finance lease receivables	1,076	1,070	1,059
Settlement and clearing accounts	448	557	716
Accrued interest income	667	609	577
Other	1,417	1,279	1,365
Total other financial assets measured at amortized cost	20,996	19,129	36,861
1 Upon adoption of IFRS 9 on 1 January 2018, the classification of prime brokerage receivables and payables changed from amortized cost to fair value through profit or loss, and brokerage receivables and payables are now presented separately on the balance sheet. Refer to Note 19 for more information. 2 Related to financial advisors in the US and Canada.

b) Other non-financial assets

CHF million	30.6.18	31.3.18	31.12.17
Precious metals and other physical commodities	3,975	4,032	4,563
Bail deposit[1]	1,320	1,336	1,337
Prepaid expenses	1,037	1,065	1,013
Net defined benefit pension and post-employment assets	61	1	0
VAT and other tax receivables	384	365	359
Properties and other non-current assets held for sale	65	67	95
Other	482	459	266
Total other non-financial assets	7,324	7,324	7,633
1 Refer to item 1 in Note 15b for more information.

c) Other financial liabilities measured at amortized cost

CHF million	30.6.18	31.3.18	31.12.17
Prime brokerage payables[1]			29,646
Other accrued expenses	2,178	2,277	2,444
Accrued interest expenses	1,288	1,291	1,513
Settlement and clearing accounts	1,257	1,067	1,395
Other	2,186	1,276	1,338
Total other financial liabilities measured at amortized cost	6,909	5,911	36,337
1 Upon adoption of IFRS 9 on 1 January 2018, the classification of prime brokerage receivables and payables changed from amortized cost to fair value through profit or loss, and brokerage receivables and payables are now presented separately on the balance sheet. Refer to Note 19 for more information.

d) Other financial liabilities designated at fair value

CHF million	30.6.18	31.3.18	31.12.17
Amounts due under unit-linked investment contracts	24,913	24,348	11,523
Structured securities financing transactions	6,533	5,812	375
Over-the-counter debt instruments	5,888	4,270	4,317
of which: life-to-date own credit (gain) / loss	(41)	5	36
Loan commitments and guarantees	8	7	9
Total other financial liabilities designated at fair value	37,342	34,438	16,223

e) Other non-financial liabilities

CHF million	30.6.18	31.3.18	31.12.17
Compensation-related liabilities	5,922	5,224	7,674
of which: accrued expenses	1,765	1,141	2,670
of which: Deferred Contingent Capital Plan	1,770	1,629	1,993
of which: other deferred compensation plans	1,762	1,627	2,086
of which: net defined benefit pension and post-employment liabilities	625	828	925
Current and deferred tax liabilities	907	947	912
VAT and other tax payables	503	534	415
Deferred income	240	244	150
Other	136	67	53
Total other non-financial liabilities	7,708	7,016	9,205